Loans and Allowance for Loan Losses, Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 885,049	$ 831,191
Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	297,036	274,425
Commercial Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	288,755	281,797
Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	72,719	71,979
Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	182,831	176,100
Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	33,205	33,718
Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	151,232	141,525
Consumer [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	148,026	133,444
Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	54,837	48,206
Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	27,791	22,375
Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	65,398	62,863
Total Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	7,872	8,365
Total Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,997	4,347
Total Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,035	1,048
Total Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	631	100
Total Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	102	122
Total Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	171	792
Total Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,141	998
Total Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	355	247
Total Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,440	711
30 to 59 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	4,466	4,848
30 to 59 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,799	2,208
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	97	895
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	626	100
30 to 59 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	40	36
30 to 59 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	21	517
30 to 59 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	804	656
30 to 59 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	204	35
30 to 59 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	875	401
60 to 89 Days Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	1,104	1,777
60 to 89 Days Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	701	1,218
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	5	0
60 to 89 Days Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	45	53
60 to 89 Days Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	60
60 to 89 Days Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	240	148
60 to 89 Days Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	165
60 to 89 Days Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	113	133
90 Days or More Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	2,302	1,740
90 Days or More Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	497	921
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	938	153
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	0	0
90 Days or More Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	17	33
90 Days or More Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	150	215
90 Days or More Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	97	194
90 Days or More Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	151	47
90 Days or More Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	452	177
Loans Not Past Due [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	877,177	822,826
Loans Not Past Due [Member] | Residential Real Estate [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	294,039	270,078
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Owner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	71,684	70,931
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Nonowner-occupied [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	182,200	176,000
Loans Not Past Due [Member] | Commercial Real Estate [Member] | Construction [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	33,103	33,596
Loans Not Past Due [Member] | Commercial and Industrial [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	151,061	140,733
Loans Not Past Due [Member] | Consumer [Member] | Automobile [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	53,696	47,208
Loans Not Past Due [Member] | Consumer [Member] | Home Equity [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	27,436	22,128
Loans Not Past Due [Member] | Consumer [Member] | Other [Member]
Aging of Recorded Investment in Past Due Loans by Class of Loans [Abstract]
Total loans balance	$ 63,958	$ 62,152